SEGMENT REPORTING	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
OPERATING SEGMENTS
NOTE 11 . OPERATING SEGMENTS

IRET reports its results in five reportable segments: multi-family residential, commercial office, commercial medical (including senior housing), commercial industrial and commercial retail properties.  The Company's reportable segments are aggregations of similar properties.  The accounting policies of each of these segments are the same as those described in Note 2.

2011 Annual Report F-21

NOTE 11 . continued

Segment information in this report is presented based on net operating income, which we define as total real estate revenues less real estate expenses and real estate taxes (excluding depreciation and amortization related to real estate investments and impairment of real estate investments).  The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2011, 2010 and 2009 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements.

	(in thousands)
Year Ended April 30, 2011	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$66,838	$77,747	$66,048	$13,165	$13,387	$237,185
Real estate expenses	34,129	36,055	22,466	4,328	4,932	101,910
Net operating income	$32,709	$41,692	$43,582	$8,837	$8,455	135,275
Depreciation/amortization						(58,488)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,774)
Interest expense						(63,941)
Interest and other income						541
Income from continuing operations						4,391
Income from discontinued operations						19,960
Net income						$24,351

	(in thousands)
Year Ended April 30, 2010	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$65,478	$82,079	$57,439	$13,095	$13,224	$231,315
Real estate expenses	32,615	36,833	17,904	4,121	4,805	96,278
Gain on involuntary conversion	1,660	0	0	0	0	1,660
Net operating income	$34,523	$45,246	$39,535	$8,974	$8,419	136,697
Depreciation/amortization						(57,416)
Administrative, advisory and trustee services						(6,218)
Other expenses						(2,513)
Impairment of real estate investment						(708)
Interest expense						(65,581)
Interest and other income						894
Income from continuing operations						5,155
Loss from discontinued operations						(570)
Net income						$4,585

	(in thousands)
Year Ended April 30, 2009	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$65,632	$83,446	$52,547	$12,488	$14,207	$228,320
Real estate expenses	31,315	37,644	16,046	3,142	5,053	93,200
Net operating income	$34,317	$45,802	$36,501	$9,346	$9,154	135,120
Depreciation/amortization						(54,395)
Administrative, advisory and trustee fees						(4,882)
Other expenses						(1,440)
Interest expense						(64,928)
Interest and other income						913
Income from continuing operations						10,388
Income from discontinued operations						325
Net income						10,713

2011 Annual Report F-22

NOTE 11 . continued

Segment Assets and Accumulated Depreciation

	(in thousands)
As of April 30, 2011	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$484,815	$595,491	$447,831	$117,602	$125,059	$1,770,798
Less accumulated depreciation	(117,718)	(104,650)	(65,367)	(17,713)	(23,504)	(328,952)
Total property owned	$367,097	$490,841	$382,464	$99,889	$101,555	$1,441,846
Cash and cash equivalents						41,191
Marketable securities - available-for-sale						625
Receivables and other assets						115,302
Development in progress						9,693
Unimproved land						6,550
Mortgage loans receivable, net of allowance						156
Total Assets						$1,615,363

	(in thousands)
As of April 30, 2010	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$556,867	$582,943	$430,229	$113,249	$117,231	$1,800,519
Less accumulated depreciation	(129,922)	(88,656)	(53,641)	(15,481)	(20,926)	(308,626)
Total property owned	$426,945	$494,287	$376,588	$97,768	$96,305	$1,491,893
Cash and cash equivalents						54,791
Marketable securities - available-for-sale						420
Receivables and other assets						104,830
Development in progress						2,831
Unimproved land						6,007
Mortgage loans receivable, net of allowance						158
Total Assets						$1,660,930